Leases (Details) - Schedule of Lease Liability - 12 months ended Oct. 31, 2023	USD ($)	CAD ($)
Schedule Of Lease Liability Abstract
Balance at beginning	$ 38,390	$ 38,390
Addition
Lease payments	(40,922)
Interest expense	2,907
Foreign currency translation	(375)
Balance at ending